Net defined benefit assets (liabilities) - Summary of Reconciliation of Net Employee Defined Benefit Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	$ 1,058	$ 5,346	$ 504
Current service cost	(3,452)	(2,690)	(2,725)
Interest (cost) income	(161)	190	(74)
Past service cost		(62)	(13)
Return on plan assets	486	(335)	(251)
Experience gain (loss)	139	(440)	80
Actuarial changes arising from changes in financial assumptions	(815)	(5,633)	2,295
Employer contributions	5,129	4,875	4,572
Benefits paid	841	(178)	970
Others	(4)	(15)	(12)
Ending balance	3,221	1,058	5,346
Defined benefit obligation
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(41,042)	(31,440)	(30,332)
Current service cost	(3,452)	(2,690)	(2,725)
Interest (cost) income	(1,948)	(2,015)	(1,715)
Past service cost		(62)	(13)
Return on plan assets	0	0	0
Experience gain (loss)	139	(440)	80
Actuarial changes arising from changes in financial assumptions	(815)	(5,633)	2,295
Employer contributions	0	0	0
Benefits paid	1,996	1,238	970
Others	0	0	0
Ending balance	(45,122)	(41,042)	(31,440)
Fair value of assets
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	42,488	37,159	31,197
Current service cost	0	0	0
Interest (cost) income	1,787	2,205	1,641
Past service cost		0	0
Return on plan assets	486	(335)	(251)
Experience gain (loss)	0	0	0
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	5,129	4,875	4,572
Benefits paid	(1,155)	(1,416)	0
Others	0	0	0
Ending balance	48,735	42,488	37,159
Other employee benefits liability
Disclosure of net defined benefit asset (liability) [line items]
Beginning balance	(388)	(373)	(361)
Current service cost	0	0	0
Interest (cost) income	0	0	0
Past service cost		0	0
Return on plan assets		0	0
Experience gain (loss)	0	0	0
Actuarial changes arising from changes in financial assumptions	0	0	0
Employer contributions	0	0	0
Benefits paid	0	0	0
Others	(4)	(15)	(12)
Ending balance	$ (392)	$ (388)	$ (373)